Appendix 2.2 Additional Information Oficio Circular (Official Bulletin) No. 715 of February 3, 2012 - Summary of Estimated Sales and Purchases of Energy and Capacity - Statement of Financial Position (Detail) - CLP ($)
$ in Thousands
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Estimated Sales And Purchases Of Energy And Capacity [Line Items]
Current accounts receivable from related parties	$ 54,171,060	$ 71,856,046
Trade and other current receivables	478,170,067	406,968,537
Current accounts payable to related parties	157,936,325	119,612,972
Trade and other current payables	554,286,324	555,978,518
Energy and Capacity [Member]
Disclosure Of Estimated Sales And Purchases Of Energy And Capacity [Line Items]
Current accounts receivable from related parties		5,518,711
Trade and other current receivables	209,288,934	177,886,960
Total Estimated Assets	209,288,934	183,405,671
Current accounts payable to related parties		21,818,299
Trade and other current payables	106,633,306	120,451,406
Total Estimated Liabilities	106,633,306	142,269,705
Tolls [Member]
Disclosure Of Estimated Sales And Purchases Of Energy And Capacity [Line Items]
Current accounts receivable from related parties		466,031
Trade and other current receivables	46,336,070	48,122,678
Total Estimated Assets	46,336,070	48,588,709
Current accounts payable to related parties		177,839
Trade and other current payables	37,530,511	47,893,119
Total Estimated Liabilities	$ 37,530,511	$ 48,070,958